Income Tax (Details 3)	12 Months Ended
Jan. 31, 2022 CAD ($)
Statement [Line Items]
Non-capital loss carryforwards	$ 50,216,400
2040 [Member]
Statement [Line Items]
Non-capital loss carryforwards	11,050,992
2039 [Member]
Statement [Line Items]
Non-capital loss carryforwards	4,937,403
2038 [Member]
Statement [Line Items]
Non-capital loss carryforwards	1,169,742
2037 [Member]
Statement [Line Items]
Non-capital loss carryforwards	1,267,151
2036 [Member]
Statement [Line Items]
Non-capital loss carryforwards	4,769,156
2035 [Member]
Statement [Line Items]
Non-capital loss carryforwards	1,499,363
2034 [Member]
Statement [Line Items]
Non-capital loss carryforwards	687,128
2032 [Member]
Statement [Line Items]
Non-capital loss carryforwards	657,883
2031 [Member]
Statement [Line Items]
Non-capital loss carryforwards	63,525
2041 [Member]
Statement [Line Items]
Non-capital loss carryforwards	9,067,088
2042 [Member]
Statement [Line Items]
Non-capital loss carryforwards	$ 15,046,969